Off-Balance Sheet Arrangements (Details) (USD $) In Millions, unless otherwise specified	Nov. 16, 2011 extensions	Dec. 05, 2006
Off-Balance Sheet Arrangements Disclosure [Abstract]
Contingent put option created pursuant to securities issuance agreement and reinsurance agreement, value	$ 350	$ 350
Number of mandatory extensions	4